CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Shareholders equity:
Common stock, authorized	20,000,000	20,000,000
Common stock, issued	3,260,559	3,260,559
Common stock, outstanding	3,260,559	3,092,859
Common stock, no par value	$ 0.00	$ 0.00
Treasury stock, shares	167,700	167,700
ZHEJIANG TIANLAN
Shareholders equity:
Common stock, authorized	82,572,000	82,572,000
Common stock, issued	82,572,000	82,572,000
Common stock, outstanding	82,572,000	82,572,000